                              BOSTON BALANCED FUND

                        (A series of The Coventry Group)

                     Supplement Dated August 16, 2000 to the
                         Prospectus Dated June 30, 2000

The following information replaces the disclosure in the Prospectus on Page 9 under the heading "By Wire Transfer":

         Routing Number: ABA #0115-0012-0

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           WALDEN SOCIAL BALANCED FUND
                            WALDEN SOCIAL EQUITY FUND

                        (A series of The Coventry Group)

                     Supplement Dated August 16, 2000 to the
                         Prospectus Dated June 30, 2000

The following information replaces the disclosure in the Prospectus on Page 11 under the heading "By Wire Transfer":

         DDA# 1133195811

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE